================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Alan N. Hoffman
                      Vice President
                      Philip J. Orlando
                      Vice President
                      Stephen E. Grant
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer
                      Joseph Van Dyke
                      Assistant Secretary/Treasurer

International investments entail special risk considerations including currency, liquidity, economic and political risks.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants, and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #519535

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               September 30, 2001
--------------------------------------------------------------------------------

                                   Value Line
                                      U.S.
                                  Multinational
                                     Company
                                   Fund, Inc.

                                [VALUE LINE LOGO]

Value Line U.S. Multinational Company Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

Anyone who pays any attention to the stock market is aware that market conditions have been extremely negative for a long time. A slowing economy, characterized by dwindling corporate earnings and capital spending, has been unfolding over the past year. For much of that time, a relatively healthy domestic consumer sector has prevented an outright recession. But consumer confidence has fluctuated since summer in the face of expanding layoff activity, and the terrorist attacks on September 11th most likely were the spark for a few quarters' worth of negative GDP growth.

Nevertheless, in spite of negative returns across the equity spectrum (and for many technology stocks, stunningly wide negative returns), we are pleased to report that the U.S. Multinational Fund has been able to perform essentially in line with the market. Over the first half of its fiscal year, your Fund trailed the unmanaged benchmark Standard & Poor's 500 Composite Index(1) by less than a quarter of a percentage point. The comparison is as follows:

                                        Six Months
                                          Ended
                                       September 30,
                                           2001
                                       -------------
U.S. Multinational Fund ...........      -9.92%
S&P 500 Index......................      -9.68

In terms of portfolio activity over the first half of the fiscal year, we have largely scaled down our exposure to technology stocks. Those stocks have dropped within the Value Line Timeliness Ranking System. We do still maintain our traditional overweighting in the healthcare sectors, and in the currently weak economic environment, we will likely be establishing positions in such defensive areas as foods, beverages, and other consumer staples.

At this juncture, the course of the economy and the financial markets is less clear than at any point in the past decade. The economic effects of our recent military campaign against terrorism have yet to be discerned, and it's hard to forecast the timing of economic recovery sparked by the Fed's string of interest rate reductions so far this year. (For additional commentary on the economic backdrop, see the Economic Observations box nearby.) However, we continue to believe that stocks selected by our time-tested Value Line Timeliness Ranking System will produce superior relative returns.

Best wishes for a happy holiday season, and we appreciate your continued confidence in Value Line.

                                                   Sincerely,

                                                   /s/ Jean Bernhard Buttner
                                                   ----------------------------
                                                   Jean Bernhard Buttner
                                                   Chairman and President

October 15, 2001

(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

--------------------------------------------------------------------------------

                                Value Line U.S. Multinational Company Fund, Inc.

U.S. Multinational Company Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy, which has decelerated markedly over the past year, now appears, in the wake of the recent terrorist attacks on the United States, to be in a recession that probably will last through at least yearend. Thereafter, we would expect the succession of interest rate cuts that have been effected by the Federal Reserve this year, the stimulative measures likely to now be put into effect by the government, and some projected inventory building to combine to set into motion a modest business recovery by the second quarter of 2002.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing environment remains rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in industrial and labor demand arising from the declining level of U.S. business activity. To be sure, as the economy improves, some modest increase in pricing pressure will evolve over the next year. But absent a more vigorous business recovery than we now expect, inflation should remain muted over the next six to 12 months, at least.

Finally, the Federal Reserve, which has been most supportive with nine interest rate reductions thus far this year (the most recent cut in rates coming on October 2nd), may possibly again come to the aid of the economy with one or more rate reductions later this year, as the nation's central bank strives to prevent a more serious domestic recession.

Performance Data:*
                                          Average
                                           Annual
                                           Total
                                           Return
                                          -------
1 year ended September 30, 2001........   -34.49%
5 years ended September 30, 2001.......     6.30%
From November 17, 1995+ to
  September 30, 2001...................     9.41%

+    Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                   Value
--------------------------------------------------

COMMON STOCKS (94.1%)

        ADVERTISING (3.3%)

 9,200  Omnicom Group, Inc. .........   $  597,080

        BANK (3.0%)

12,000  State Street Corp. ..........      546,000

        BEVERAGE--
          SOFT DRINK (1.9%)

 7,100  PepsiCo, Inc. ...............      344,350

        BIOTECHNOLOGY (5.3%)

10,000  Amgen Inc.* .................      587,700
 6,800  Biogen, Inc.* ...............      377,944
                                        ----------
                                           965,644

        COMPUTER &
          PERIPHERALS (3.0%)

 6,000  International Business
          Machines Corp. ............      553,800

        COMPUTER SOFTWARE
          & SERVICES (8.4%)

10,000  Adobe Systems, Inc. .........      239,800
12,500  Fiserv, Inc.*................      427,500
12,000  Microsoft Corp.*.............      614,040
20,000  Oracle Corp.*................      251,600
                                        ----------
                                         1,532,940

        DIVERSIFIED
          COMPANIES (2.5%)

10,000  Tyco International Ltd. .....      455,000

        DRUG (9.5%)

 6,000  Bristol-Myers Squibb Co. ....      333,360
 6,000  Genzyme Corp.--
          General Division*..........      272,520
 6,000  Merck & Co., Inc. ...........      399,600
18,000  Pfizer, Inc. ................      721,800
                                        ----------
                                         1,727,280

        ELECTRICAL
          EQUIPMENT (3.4%)

16,500  General Electric Co. ........      613,800

        ENTERTAINMENT (3.6%)

20,000  AOL Time Warner, Inc.*.......      662,000

        FINANCIAL SERVICES--
          DIVERSIFIED (7.1%)

10,125  American International
          Group, Inc. ...............      789,750
12,500  Citigroup, Inc. .............      506,250
                                        ----------
                                         1,296,000

        HOUSEHOLD
          PRODUCTS (1.6%)

 5,100  Colgate-Palmolive Co. .......      297,075

        MEDICAL
          SUPPLIES (13.1%)

12,300  Biomet, Inc. ................      359,775
12,400  Fisher Scientific
          International, Inc.*.......      314,960
15,000  Johnson & Johnson............      831,000
20,000  Medtronic, Inc. .............      870,000
                                        ----------
                                         2,375,735

--------------------------------------------------------------------------------

                                Value Line U.S. Multinational Company Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

  Shares                                    Value
----------------------------------------------------

        METALS & MINING--
          DIVERSIFIED (2.6%)

15,000  Alcoa, Inc. .................    $   465,150

        OILFIELD SERVICES/
          EQUIPMENT (0.8%)

 8,400  BJ Services Co.*.............        149,436

        PETROLEUM--
          PRODUCING (3.8%)

 5,000  Anadarko Petroleum Corp. ....        240,400
10,500  Apache Corp. ................        451,500
                                         -----------
                                             691,900

        POWER INDUSTRY (1.3%)

18,000  AES Corp. (The)*.............        230,760

        RECREATION (4.6%)

13,000  Harley-Davidson, Inc. .......        526,500
20,000  Mattel, Inc.*................        313,200
                                         -----------
                                             839,700

        RETAIL--
          SPECIAL LINES (2.4%)

20,000  Tiffany & Co. ...............        433,000

        RETAIL STORE (5.8%)

 9,000  Costco Wholesale Corp.*......        320,040
14,800  Wal-Mart Stores, Inc. .......        732,600
                                         -----------
                                           1,052,640

        SECURITIES
          BROKERAGE (2.5%)

 8,000  Lehman Brothers
          Holdings, Inc. ............        454,800

        TELECOMMUNICATIONS
          EQUIPMENT (2.9%)

11,200  QUALCOMM Incorporated*.......       532,448

        TOBACCO (1.7%)

 6,200  Philip Morris
          Companies, Inc. ...........        299,398
                                         -----------

        TOTAL COMMON STOCKS
          & TOTAL INVESTMENT
          SECURITIES (94.1%)
          (Cost $12,564,699) ........     17,115,936
                                         -----------

CASH AND OTHER ASSETS IN
   EXCESS OF LIABLITIES (5.9%) ......      1,079,391
                                         -----------

NET ASSETS (100%) ...................    $18,195,327
                                         -----------

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE,
   PER OUTSTANDING SHARE
   ($18,195,327 / 1,193,272) ........          15.25
                                         -----------

* Non-income producing

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.

Statement of Assets and Liabilities
at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets:

Investment securities, at value
  (Cost--$12,564,699)................   $17,115,936
Cash ...............................         23,748
Receivable for capital shares sold .        950,100
Receivable for securities sold .....        137,717
Dividends receivable ...............         14,515
Prepaid expenses ...................          5,000
                                        -----------
    Total Assets ...................     18,247,016
                                        -----------
Liabilities:

Payable for capital shares repurchased        6,010
Accrued expenses:
  Advisory fee payable .............         14,647
  Service and distribution plan
    fees payable....................          4,882
  Other ............................         26,150
                                        -----------
    Total Liabilities ..............         51,689
                                        -----------
Net Assets .........................    $18,195,327
                                        -----------

Net Assets consist of:
Capital stock, at $.01 par value
  (authorized 50,000,000,
  outstanding 1,193,272 shares).....         11,933
Additional paid-in capital .........     10,907,379
Accumulated net invested loss ......        (65,710)
Undistributed net realized gain
  on investments....................      2,790,488
Net unrealized appreciation
  of investments....................      4,551,237
                                        -----------
Net Assets .........................    $18,195,327
                                        -----------
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($18,195,327 / 1,193,272
  shares outstanding) ..............          15.25
                                        -----------


Statement of Operations
for the Six Months Ended September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:

Interest ...........................    $   100,035
Dividend ...........................         68,934
                                        -----------
    Total Income ...................        168,969
                                        -----------

Expenses:

Advisory fee .......................        109,558
Service and distribution plan fee ..         36,520
Auditing and legal fees ............         21,785
Custodian fees .....................         18,438
Accounting and bookkeeping fees ....         16,200
Directors' fees and expenses .......         10,684
Registration and filing fees .......         10,180
Printing ...........................          5,439
Insurance, dues and other ..........          4,082
Transfer agent .....................          2,890
                                        -----------
    Total Expenses before
      custody credits ..............        235,776
    Less: custody credits ..........         (1,097)
                                        -----------
      Net Expenses .................        234,679
                                        -----------
Net Investment Loss ................        (65,710)
                                        -----------
Net Realized and Unrealized
  Gain (Loss) on Investments:
    Net Realized Gain ..............        809,856
    Change in Net Unrealized
      Appreciation..................     (4,148,769)
                                        -----------

Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ...................     (3,338,913)
                                        -----------

Net Decrease in Net Assets
  from Operations ..................     (3,404,623)
                                        -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                Value Line U.S. Multinational Company Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended September 30, 2001 (Unaudited) and for the Year Ended March 31, 2001
--------------------------------------------------------------------------------

                                                                 Six Months Ended
                                                                September 30, 2001    Year Ended
                                                                    (unaudited)     March 31, 2001
                                                                ---------------------------------
Operations:
  Net investment loss .......................................   $    (65,710)      $   (276,224)
  Net realized gain on investments ..........................        809,856          2,134,088
  Change in net unrealized appreciation .....................     (4,148,769)       (15,978,404)
                                                                -------------------------------
  Net decrease in net assets from operations ................     (3,404,623)       (14,120,540)
                                                                -------------------------------
Distributions to Shareholders:
  Net realized gain from investment transactions ............             --           (597,705)
                                                                -------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................      2,642,601         10,961,599
  Proceeds from reinvestment of distributions to shareholders             --            596,719
  Cost of shares repurchased ................................    (10,949,474)       (12,303,622)
                                                                -------------------------------
  Net decrease from capital share transactions ..............     (8,306,873)          (745,304)
                                                                -------------------------------

Total Decrease in Net Assets ................................    (11,711,496)       (15,463,549)

Net Assets:
  Beginning of period .......................................     29,906,823         45,370,372
                                                                -------------------------------
  End of period .............................................   $ 18,195,327       $ 29,906,823
                                                                ===============================
Accumulated Net Investment Loss, at end of period ...........   $    (65,710)      $         --
                                                                ===============================

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line U.S. Multinational Company Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is maximum total return. The Fund invests primarily in common stock or securities convertible into common stock of U.S. companies that have significant sales from international operations.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------

                                Value Line U.S. Multinational Company Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

2.   Capital Share Transactions

Transactions in capital stock were as follows:

                                 Six Months
                                    Ended
                                September 30,  Year Ended
                                    2001        March 31,
                                 (unaudited)      2001
                                -------------------------
Shares sold .................     164,900       471,793
Shares issued in reinvestment
  of dividends
  and distributions .........          --        31,707
                                 ----------------------
                                  164,900       503,500
Shares repurchased ..........     738,515       531,480
                                 ----------------------
Net decrease ................    (573,615)      (27,980)
                                 ======================

3.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                       Six Months Ended
                                      September 30, 2001
                                         (unaudited)
                                      ------------------
PURCHASES:
Investment Securities................      $4,660,148
                                           ----------
SALES:
Investment Securities................      $7,289,000
                                           ----------

At September 30, 2001, the aggregate cost of investment securities for federal income tax purposes was $12,564,699. The aggregate appreciation and depreciation of investments based on a comparison of investment values and their costs for federal income tax purposes was $5,484,625 and $933,388, respectively, resulting in a net appreciation of $4,551,237.

4. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $109,558 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2001. The fee is computed at the annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders, at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $36,520 were paid or payable to the Distributor under this Plan for the six months ended September 30, 2001.

For the six months ended September 30, 2001, the Fund's expenses were reduced by $1,097 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the six months ended September 30, 2001, the Fund paid brokerage commissions totaling $6,266 to the Distributor, which clears its transactions through unaffiliated brokers.

At September 30, 2001, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 854,286 shares of the Fund's capital stock, representing 71.6% of the outstanding shares. In addition, certain officers and directors of the Fund owned 119,574 shares of capital stock, representing 10.0% of the outstanding shares.

--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                      Six Months
                                         Ended
                                       September                      Years Ended March 31,
                                       30, 2001     ---------------------------------------------------------------
                                      (unaudited)       2001         2000          1999          1998          1997
                                      -----------------------------------------------------------------------------
Net asset value,
  beginning of period ............    $ 16.93       $ 25.28       $ 19.75       $ 16.27       $ 12.34        $10.55
                                      -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment (loss) income  ..       (.06)         (.16)         (.15)         (.13)         (.08)          .12(1)
  Net gains or losses on securities
    (both realized and unrealized)      (1.62)        (7.85)         6.11          3.61          4.80          1.82
                                      -----------------------------------------------------------------------------
Total from investment operations        (1.68)        (8.01)         5.96          3.48          4.72          1.94
                                      -----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income .......................         --            --            --            --            --          (.14)
  Distributions from realized gains        --          (.34)         (.43)           --          (.79)         (.01)
                                      -----------------------------------------------------------------------------
  Total distributions  ...........         --          (.34)         (.43)           --          (.79)         (.15)
                                      -----------------------------------------------------------------------------
Net asset value, end of period  ..    $ 15.25       $ 16.93       $ 25.28       $ 19.75       $ 16.27       $ 12.34
                                      =============================================================================
Total return .....................      -9.92%+      -31.82%        30.44%        21.39%        39.17%        18.36%
                                      =============================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) .................    $18,195       $29,907       $45,370       $34,103       $29,675       $18,081
Ratio of operating expenses to
  average net assets..............       1.61%*(5)     1.47%(5)      1.49%(5)      1.58%(4)      1.69%(4)      1.97%(2)(3)
Ratio of net investment (loss)
  income to average net assets....      (0.45)%*      (0.71)%       (0.69)%       (0.76)%       (0.60)%       (0.64)%(2)(3)
Portfolio turnover rate  .........         20%+          15%           37%           36%           49%           56%

(1) Net of custody fee credits, expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund for the year ended March 31, 1997 net investment loss per share would have been $(.07).

(2) Due to the reimbursement of expenses and waiver of fees by the Adviser, data are not indicative of future periods.

(3) Before custody fee credits, expense reimbursement and fees waived by the Adviser. After expense reimbursement and fees waived for the period ended March 31, 1997 the ratio of expenses to average net assets would have been 0.40% and the ratio of net investment income to average net assets would have been 0.93%.

(4)  Before offset of custody credits.

(5) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been unchanged for the six months ended September 30, 2001 and for the year ended March 31, 2001 and 1.48% for the year ended March 31, 2000.

+    Not annualized

*    Annualized

See Notes to Financial Statements.

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                                Value Line U.S. Multinational Company Fund, Inc.

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Value Line U.S. Multinational Company Fund, Inc.

                         The Value Line Family of Funds
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1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

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